Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0001401257
Registrant Name	FORUM ENERGY TECHNOLOGIES, INC.
Registration File Number	333-298624
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES